Trade and accruals, other payables and provisions	12 Months Ended
Dec. 31, 2021
Trade and accruals, other payables and provisions
Trade and accruals, other payables and provisions

23          Trade and accruals, other payables and provisions

	2020	2021
	RMB’000	RMB’000
Trade payables	33,654	31,256
Accrued employee benefits	21,327	26,458
Accrued operating expenses	7,648	5,516
Accrued professional service fees	12,050	9,857
Deposits received	1,122	826
Duty and tax payable other than corporate income tax	8,242	2,172
Other payables to suppliers of plant and equipment	6,909	779
Others	11,485	27,240
	102,437	104,104

The carrying amounts of trade and other payables are denominated in RMB. The carrying amounts approximate their fair values due to their short-term maturities.